Interest-bearing Deposits	12 Months Ended
Mar. 31, 2012
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note 7:    Interest-bearing Deposits

Interest-bearing time deposits in denominations of $100,000 or more were $16,276,000 on March 31, 2012, and $19,299,000 on March 31, 2011.

The following table represents deposit interest expense by deposit type:

	March 31,
	2012	2011
	(In thousands)

Savings, NOW, Money Market, Interest bearing demand	$553	$918
Certificates of deposit	931	1,394
Total	$1,484	$2,312

At March 31, 2012, the scheduled maturities (in thousands) of time deposits are as follows:

2013	$27,723
2014	12,692
2015	4,494
2016	736
2017	467
Thereafter	1,087
$47,199